Other Income , Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income (Expense) [Abstract]
Summary of Other Income (Expense), Net
For the years ended December 31, 2023 and 2022, Other income, net consisted of the following:

($ in thousands)	2023	2022
Unrealized gain on derivative liabilities - warrants	$—	$1,184
Realized loss on financial instruments	(94)	(5,698)
(Loss) gain on provision - loan receivable	(314)	572
Unrealized loss on investments held at fair value	(406)	(4,609)
Gain on disposal of assets	762	14,711
Gain on conversion of investment	—	22
(Loss) gain on foreign currency	(303)	931
Gain on lease termination	1,263	4,876
Other income, net	832	3,238
Total Other income, net	$1,740	$15,227